SHARE-BASED PAYMENTS - Narrative (Details) $ in Millions		3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2024 shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2024 USD ($) shares	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized (in shares)		2,495,175,000	2,495,175,000
Time vested options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of option granted		0.35	0.35
Group performance based options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of option granted		0.65	0.65
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Restricted Share Units and Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses related to share-based incentive plans | $		$ 4.9	$ 8.8
ESOP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of option granted		0.030	0.030
Vesting term			5 years
Remaining contractual life of outstanding shares			5 years 3 months	6 years
ESOP 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of option granted		0.012	0.012
Vesting term			3 years
Remaining contractual life of outstanding shares			5 years 3 months	6 years
2024 Omnibus Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized (in shares)	40,500,010